Exhibit 99.1

World Omni Select Auto Trust 2020-A

Monthly Servicer Certificate

October 31, 2023

Dates Covered
Collections Period	10/01/23 - 10/31/23
Interest Accrual Period	10/16/23 - 11/14/23
30/360 Days	30
Actual/360 Days	30
Distribution Date	11/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/23	156,724,339.80	11,440
Principal Payments	6,983,185.26	189
Defaulted Receivables	689,232.50	44
Repurchased Accounts	0.00	0
Pool Balance at 10/31/23	149,051,922.04	11,207

Pool Statistics	$ Amount	# of Accounts
Pool Factor	17.21%
Prepayment ABS Speed	1.08%
Aggregate Starting Principal Balance	865,949,696.84	33,461

Delinquent Receivables:
Past Due 31-60 days	11,981,001.37	762
Past Due 61-90 days	3,427,737.34	218
Past Due 91-120 days	574,332.18	37
Past Due 121+ days	0.00	0
Total	15,983,070.89	1,017

Total 31+ Delinquent as % Ending Pool Balance	10.72%
Total 61+ Delinquent as % Ending Pool Balance	2.69%
Delinquency Trigger Occurred	NO

Recoveries	448,272.80
Aggregate Net Losses/(Gains) - October 2023	240,959.70
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.84%
Prior Net Losses/(Gains) Ratio	0.83%
Second Prior Net Losses/(Gains) Ratio	1.05%
Third Prior Net Losses/(Gains) Ratio	1.09%
Four Month Average	1.20%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.66%

Overcollateralization Target Amount	18,631,490.26
Actual Overcollateralization	18,631,490.26
Weighted Average Contract Rate	8.31%
Weighted Average Remaining Term	30.71

Flow of Funds	$ Amount
Collections	8,514,039.78
Investment Earnings on Cash Accounts	59,194.84
Servicing Fee	(163,254.52)
Transfer to Collection Account	-
Available Funds	8,409,980.10

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	-
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,076.66
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	46,010.42
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Class D Interest	53,351.67
(9) Noteholders' Fourth Priority Principal Distributable Amount	-
(10) Class E Interest	-
(11) Noteholders' Fifth Priority Principal Distributable Amount	-
(12) Required Reserve Account	-
(13) Noteholders' Principal Distributable Amount	6,713,365.54
(14) Asset Representation Reviewer Amounts (in excess of 1)	-
(15) Distribution to Certificateholders	1,572,175.81

Total Distributions of Available Funds	8,409,980.10

Servicing Fee	163,254.52
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	630,400,000.00
Original Class B	69,260,000.00
Original Class C	44,170,000.00
Original Class D	37,660,000.00
Original Class E	19,480,000.00

Total Class A, B, C, D & E
Note Balance @ 10/16/23	137,133,797.32
Principal Paid	6,713,365.54
Note Balance @ 11/15/23	130,420,431.78

Class A-1
Note Balance @ 10/16/23	0.00
Principal Paid	0.00
Note Balance @ 11/15/23	0.00
Note Factor @ 11/15/23	0.0000000%

Class A-2
Note Balance @ 10/16/23	0.00
Principal Paid	0.00
Note Balance @ 11/15/23	0.00
Note Factor @ 11/15/23	0.0000000%

Class A-3
Note Balance @ 10/16/23	0.00
Principal Paid	0.00
Note Balance @ 11/15/23	0.00
Note Factor @ 11/15/23	0.0000000%

Class B
Note Balance @ 10/16/23	35,823,797.32
Principal Paid	6,713,365.54
Note Balance @ 11/15/23	29,110,431.78
Note Factor @ 11/15/23	42.0306552%

Class C
Note Balance @ 10/16/23	44,170,000.00
Principal Paid	0.00
Note Balance @ 11/15/23	44,170,000.00
Note Factor @ 11/15/23	100.0000000%

Class D
Note Balance @ 10/16/23	37,660,000.00
Principal Paid	0.00
Note Balance @ 11/15/23	37,660,000.00
Note Factor @ 11/15/23	100.0000000%

Class E
Note Balance @ 10/16/23	19,480,000.00
Principal Paid	0.00
Note Balance @ 11/15/23	19,480,000.00
Note Factor @ 11/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	124,438.75
Total Principal Paid	6,713,365.54
Total Paid	6,837,804.29

Class A-1
Coupon	0.20633%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.47000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.55000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class B
Coupon	0.84000%
Interest Paid	25,076.66
Principal Paid	6,713,365.54
Total Paid to B Holders	6,738,442.20

Class C
Coupon	1.25000%
Interest Paid	46,010.42
Principal Paid	0.00
Total Paid to C Holders	46,010.42

Class D
Coupon	1.70000%
Interest Paid	53,351.67
Principal Paid	0.00
Total Paid to D Holders	53,351.67

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1553601
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.3815443
Total Distribution Amount	8.5369044

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

B Interest Distribution Amount	0.3620656
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	96.9299096
Total B Distribution Amount	97.2919752

C Interest Distribution Amount	1.0416667
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0416667

D Interest Distribution Amount	1.4166668
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	1.4166668

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 10/16/23	12,989,245.45
Investment Earnings	58,006.81
Investment Earnings Paid	(58,006.81)
Deposit/(Withdrawal)	-
Balance as of 11/15/23	12,989,245.45
Change	-

Required Reserve Amount	12,989,245.45

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,137,174.96	$1,935,412.14	$2,053,524.92
Number of Extensions	150	131	130
Ratio of extensions to Beginning of Period Receivables Balance	1.36%	1.18%	1.20%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2020-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.